SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - 10K (Details)	12 Months Ended
	Jan. 31, 2017 USD ($) T	Jan. 31, 2016 USD ($)
Cash and Cash Equivalents
Amount held by the Trust in a money market fund | $	$ 13,695,168	$ 2,499,706
Revenue Recognition
Quantity of iron ore shipped by NMC subject to price determination recognized in revenue (in tons) | T	1,055,909
Fixed Property, Including Intangibles
Percentage of fee interest owned by Mesabi Land Trust in the lands subject to the Peters Lease	20.00%